Property, Plant and Equipment Disclosure: Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Details
Total patent		$ 6,943	$ 6,027
Less: accumulated amortization		(1,535)	(1,153)
Patent, net	$ 5,204	$ 5,408	$ 4,874